Subsequent Events (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2014
Subsequent Events 1	6.00%
Subsequent Events 2	$ 1,033,796
Subsequent Events 3	828,704
Subsequent Events 4	76,388
Subsequent Events 5	128,704
Subsequent Events 6	1,033,796
Subsequent Events 7	6.00%
Subsequent Events 8	$ 3,000,000
Subsequent Events 9	90.00%